UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

	Moody’s Rating	Principal Amount	Market Value

FLOATING RATE LOAN INTERESTS(a) - 131.91%
Aerospace and Defense - 2.71%
Booz Allen Hamilton, Inc., Senior Secured Tranche B First Lien Initial Term Loan, 4.500%, 7/27/2019	Ba3	$3,014,196	$3,034,300
Camp Systems International Holdings Co., Senior Secured First Lien Initial Term Loan, 6.500%, 05/31/2019	B3	588,235	594,559
Sequa Corp., Senior Secured First Lien Tranche 1 2011 New Term Loan, 6.250%, 12/03/2014	B1	2,311,867	2,329,206
TASC, Inc., Senior Secured Tranche B First Lien Term Loan, 4.500%, 12/18/2015	Ba2	2,097,844	2,099,418

			8,057,483

Automotive - 3.27%
CCC Information Services, Inc., Senior Secured First Lien Term Loan, 5.750%, 11/11/2015	B1	645,606	647,704
Chrysler Group LLC, Senior Secured Tranche B First Lien Term Loan, 6.000%, 05/24/2017	Ba2	4,813,025	4,921,030
FRAM Group Holdings, Inc. (aka Autoparts Holdings), Senior Secured First Lien Term Loan, 6.500%, 07/31/2017	B1	3,351,219	3,338,651
Remy International, Inc., Senior Secured First Lien Term B Facility Loan, 6.250%, 12/16/2016	B1	799,246	803,242

			9,710,627

	Moody’s Rating	Principal Amount	Market Value

Banking, Finance, and Real Estate - 5.44%
Alliant Holdings I, Inc., Senior Secured Tranche C Incremental First Lien Term Loan, 8.000%, 08/21/2014	B2	$3,016,435	$3,041,577
AMWINS Group, Inc., Senior Secured First Lien Term Loan, 5.750%, 06/06/2019	B1	1,995,000	2,007,968
Asurion LLC, Senior Secured First Lien Term B Loan, 5.500%, 05/24/2018	Ba3	3,259,166	3,284,636
BNY ConvergEx Group LLC, Senior Secured EZE Borrower Second Lien Term Loan, 8.750%, 12/18/2017	B2	443,368	413,163
BNY ConvergEx Group LLC, Senior Secured Second Lien Top Borrower Term Loan, 8.750%, 12/18/2017	B2	1,056,633	984,649
HarbourVest Partners LP, Senior Secured First Lien Term Loan, 6.250%, 12/19/2016	Ba3	3,550,003	3,558,878
Interactive Data Corp., Senior Secured First Lien Term Loan, 4.500%, 02/09/2018	Ba3	2,825,039	2,846,524

			16,137,395

Beverage, Food and Tobacco - 3.35%
Advance Pierre Foods, Inc., Senior Secured First Lien Term Loan, 7.000%, 09/30/2016	B1	2,365,688	2,376,925
Advance Pierre Foods, Inc., Senior Secured Second Lien Term Loan, 11.250%, 09/29/2017	B1	1,000,000	1,009,000
Del Monte Foods Co., Senior Secured First Lien Initial Term Loan, 4.500%, 03/08/2018	Ba3	1,695,309	1,698,029
Fogo de Chao Churrascaria, Senior Secured First Lien Term Loan, 7.500%, 07/18/2019	B1	2,166,667	2,177,500

	Moody’s Rating	Principal Amount	Market Value

Beverage, Food and Tobacco (continued)
NPC International, Inc., Senior Secured First Lien Term Loan, 5.250%, 12/28/2018	Ba3	$1,851,456	$1,874,599
Roundy’s Supermarkets, Inc., Senior Secured Tranche B First Lien Term Loan, 5.750%, 02/13/2019	B1	834,965	820,203

			9,956,256

Capital Equipment - 2.50%
BakerCorp International, Inc., Senior Secured First Lien Term Loan, 5.000%, 06/01/2018	Ba3	1,223,330	1,228,792
Genpact International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 08/01/2019	Ba2	1,876,569	1,885,951
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured First Lien Term Loan, 4.750%, 05/09/2017	Ba3	596,970	599,704
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	Caa1	3,714,286	3,714,286

			7,428,733

Chemicals, Plastics and Rubber - 4.06%
Arizona Chemical U.S., Inc., Senior Secured First Lien Term Loan, 7.250%, 12/22/2017	Ba3	1,180,909	1,207,184
Nusil Technology LLC, Senior Secured First Lien Term Loan, 5.250%, 04/07/2017	B1	3,226,455	3,232,504
Taminco Global Chemical Corp., Senior Secured Tranche B-1 Dollar First Lien Term Loan, 5.250%, 02/15/2019	B1	382,692	387,476

	Moody’s Rating	Principal Amount	Market Value

Chemicals, Plastics and Rubber (continued)
Trinseo Materials Operating S.C.A., Senior Secured First Lien Term Loan, 8.000%, 08/02/2017	B1	$869,648	$835,950
Univar, Inc., Senior Secured First Lien Term B Loan, 5.000%, 06/30/2017	B2	6,413,842	6,394,697

			12,057,811

Construction and Building - 3.55%
Custom Building Products, Inc., Senior Secured First Lien Term B Loan, 5.750%, 03/19/2015	B1	3,770,909	3,775,623
Genarac Power Systems, Inc., Senior Secured First Lien Term B Facility Loan, 6.250%, 05/30/2018	Ba3	3,642,857	3,674,750
Roofing Supply Group LLC, Senior Secured First Lien Term Loan, 6.500%, 05/31/2019	B2	3,048,318	3,087,382

			10,537,755

Consumer Goods Durable - 4.83%
AOT Bedding Super Holdings LLC (AKA National Bedding/Serta), Senior Secured First Lien Term B Loan, L + 3.750%, 10/01/2019(b)	B2	2,706,767	2,700,487
Goodman Global, Inc., Senior Secured First Lien Initial Term Loan, 5.750%, 10/28/2016	B1	2,320,707	2,329,897
Hupah Finance, Inc., Senior Secured First Lien Initial Term Loan, 6.250%, 01/21/2019	B2	4,800,439	4,878,446
Kinetic Concepts, Inc., Senior Secured First Lien Term B-2 Loan, 6.500%, 11/04/2016	Ba2	1,709,587	1,724,000

	Moody’s Rating	Principal Amount	Market Value

Consumer Goods Durable (continued)
MModal, Inc., Senior Secured First Lien Term B Loan, 6.750%, 08/15/2019	Ba3	$2,727,273	$2,710,227

			14,343,057

Consumer Goods Non Durable - 5.56%
Acosta, Inc., Senior Secured First Lien Term D Loan, 5.000%, 03/01/2018	B1	2,303,957	2,319,808
Armored AutoGroup, Inc. (fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured First Lien Term B Loan, 6.000%, 11/05/2016	Ba3	1,253,643	1,254,946
FGI Operating Co. LLC, Senior Secured First Lien Term B Loan, 5.500%, 04/19/2019	Ba3	2,090,909	2,111,170
Inmar, Inc., Senior Secured First Lien Term Loan, 6.500%, 08/12/2018	B1	2,957,064	2,971,850
Revlon Consumer Products Corp., Senior Secured First Lien Term Loan, 4.750%, 11/20/2017	Ba3	2,918,025	2,934,235
Sagittarius Restaurants LLC (fka Captain D’s), Senior Secured First Lien Term Loan, 7.500%, 05/18/2015	B1	1,950,000	1,952,438
Totes Isotoner Corp., Senior Secured First Lien Delayed Draw Term Loan, 7.250%, 07/07/2017	B3	279,353	277,956
Totes Isotoner Corp., Senior Secured First Lien Initial Term Loan, 7.250%, 07/07/2017	B3	2,693,591	2,680,123

			16,502,526

Containers, Packaging and Glass - 2.71%
Consolidated Container Co.,, Senior Secured First Lien Term A Loan, 6.250%, 07/03/2019	B1	1,111,111	1,127,433

	Moody’s Rating	Principal Amount	Market Value

Containers, Packaging and Glass (continued)
John Henry Holdings, Inc. (aka Multi Packaging Solutions), Senior Secured First Lien Effective Date Term Advance Loan, 7.000%, 05/13/2016	B2	$5,325,000	$5,364,938
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan, 5.250%, 09/28/2018	B1	1,530,481	1,538,401

			8,030,772

Energy Electricity - 2.47%
NXP BV, Senior Secured Tranche A-2 First Lien Term Loan, 5.500%, 03/03/2017	B2	1,873,929	1,917,656
NXP BV, Senior Secured Tranche B First Lien Term Loan, 5.250%, 03/19/2019	B2	1,990,000	2,021,104
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 6.000%, 05/17/2018	Ba3	3,384,615	3,393,077

			7,331,837

Energy, Oil and Gas - 5.87%
Chesapeake Energy Corp., Senior Unsecured Second Lien Term Loan, 8.500%, 12/04/2017	Ba2	2,000,000	2,008,640
CITGO Petroleum Corp., Senior Secured First Lien Term B Loan, 8.000%, 06/24/2015	Ba2	470,055	474,852
CITGO Petroleum Corp., Senior Secured First Lien Term C Loan, 9.000%, 06/26/2017	Ba2	1,463,794	1,492,338
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 9.750%, 03/26/2018	Caa1	1,224,771	1,245,593
Everest Acquisition LLC, Senior Secured Tranche B-1 First Lien Term Loan, 5.000%, 05/24/2018	Ba3	1,666,667	1,684,900

	Moody’s Rating	Principal Amount	Market Value

Energy, Oil and Gas (continued)
Samson Investment Co., Senior Secured Second Lien Initial Term Loan, L + 4.750%, 09/25/2018(b)	B1	$735,294	$740,963
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SIP I], 6.500%, 04/20/2017	B2	4,013,242	4,028,312
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SPP I-A], 6.500%, 04/20/2017	B2	531,788	533,784
Sheridan Production Partners LP, Senior Secured First Lien Term Loan [SPP I-M], 6.500%, 04/20/2017	B2	324,819	326,039
Sheridan Production Partners LP, Senior Secured First Lien Term Loan, L + 3.750%, 01/01/2020(b)	B1	4,869,849	4,884,069

			17,419,490

Environmental Industries - 2.27%
Advanced Disposal Services, Inc., Senior Secured First Lien Term Loan, L + 4.000%, 01/01/2020(b)	Ba3	2,561,576	2,579,994
PSC Industrial Outsourcing LP, Senior Secured First Lien Term Loan, 7.250%, 07/29/2016	Ba3	4,157,494	4,162,691

			6,742,685

Healthcare and Pharmaceuticals - 18.32%
Alkermes, Inc., Senior Secured First Lien 7 Year Term Loan, L + 3.500%, 01/01/2020(b)	B1	421,053	423,684
Ardent Medical Services, Inc., Senior Secured Tranche B First Lien Term Loan, 6.500%, 09/15/2015	B1	3,898,557	3,927,796

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Aurora Diagnostics Holdings LLC, Senior Secured Tranche B First Lien Term Loan, 6.250%, 05/26/2016	Ba2	$2,500,000	$2,502,087
Bausch & Lomb, Inc., Senior Secured First Lien Parent Term Loan, 5.250%, 05/17/2019	B1	2,992,500	3,030,535
BSN Medical, Inc., Senior Secured First Lien Term B1 Loan, 6.000%, 07/28/2019	Ba3	1,609,756	1,624,348
Capsugel Holdings U.S., Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 08/01/2018	B1	1,850,321	1,861,423
Carestream Health, Inc. (aka Onex Carestream Finance LP), Senior Secured First Lien Term B Loan, 5.000%, 02/27/2017	B1	4,922,804	4,892,037
CHG Cos., Inc., Senior Secured Additional First Lien Converted Term B Loan, 5.250%, 10/07/2016	Ba2	1,487,813	1,487,813
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 5.000%, 12/22/2016	Ba3	2,740,530	2,755,946
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	B1	2,941,179	2,843,150
Emergency Medical Services Corp. (aka AMR/EMCare), Senior Secured First Lien Initial Term Loan, 5.250%, 05/25/2018	B1	3,386,900	3,414,419
Hologic, Inc., Senior Secured First Lien Term B Loan, 4.500%, 07/19/2019	Ba2	1,223,242	1,240,190
IASIS Healthcare LLC, Senior Secured First Lien Term B Loan, 5.000%, 05/03/2018	Ba3	2,795,430	2,806,346

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals (continued)
Immucor, Inc., Senior Secured First Lien Term B Loan, 5.750%, 08/17/2018	Ba3	$2,542,989	$2,579,011
MedAssets, Inc., Senior Secured First Lien Term Loan, 5.250%, 11/16/2016	Ba3	2,719,893	2,741,652
MMM Holdings, Inc., Senior Secured First Lien Term B Loan, 8.500%, 04/04/2017	B1	1,382,500	1,394,597
NAMM Holdings, Inc., Senior Secured First Lien Term B Loan, 8.500%, 04/04/2017	B1	1,382,500	1,394,597
National Specialty Hospitals, Inc., Senior Secured First Lien Initial Term Loan, 8.250%, 02/03/2017	B2	2,432,888	2,396,395
Pharmaceutical Product Development, Inc., Senior Secured First Lien Term Loan, 6.250%, 12/05/2018	B1	2,071,304	2,094,089
Sheridan Healthcare, Inc., Senior Secured First Lien Term Loan, 6.000%, 06/29/2018	B1	1,273,404	1,286,673
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.000%, 12/21/2017	Ba3	4,874,540	4,905,006
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.500%, 02/06/2017	Ba3	2,771,952	2,771,952

			54,373,746

High Tech Industries - 12.10%
Aspect Software, Inc., Senior Secured Tranche B First Lien Term Loan, 6.250%, 05/09/2016	Ba3	3,072,475	3,035,989
Hyland Software, Inc., Senior Secured First Lien Term Loan, 6.000%, 12/19/2016	B1	3,013,291	3,024,591

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured Tranche B-1 Second Lien Term Loan, 9.362%, 06/11/2018	B1	$4,000,000	$4,105,000
Presidio, Inc., Senior Secured First Lien Term Loan, 5.750%, 03/31/2017	B1	3,880,206	3,860,805
Shield Finance Co. S.A.R.L. (aka Sophos PLC), Senior Secured First Lien Term B-2 Incremental Loan, 6.500%, 05/10/2019	B2	1,466,912	1,476,080
Ship U.S. Bidco, Inc., (aka RBS WorldPay), Senior Secured First Lien Facility B2A Term Loan, 5.250%, 11/30/2017	Ba2	1,522,144	1,533,834
Six3 Systems, Inc., Senior Secured First Lien Term B Loan, L + 5.750%, 01/01/2020(b)	B2	2,302,326	2,279,302
Sophia LP, Senior Secured First Lien Initial Term Loan, 6.250%, 07/19/2018	Ba3	3,139,349	3,181,730
Spansion LLC, Senior Secured First Lien Term Loan, 4.750%, 02/09/2015	Ba3	2,432,585	2,454,892
SRA International, Inc., Senior Secured First Lien Term Loan, 6.500%, 07/20/2018	B1	1,450,198	1,438,111
Technicolor SA, Senior Secured First Lien Term A2 Facility Loan, 7.000%, 05/26/2016	B3	468,971	460,428
Technicolor SA, Senior Secured First Lien Term B2 Facility Loan, 8.000%, 05/26/2017	B3	1,255,706	1,232,834
Vertafore, Inc., Senior Secured First Lien Term Loan, 5.250%, 07/29/2016	Caa1	3,930,030	3,944,768
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	Caa1	2,000,000	2,010,000

	Moody’s Rating	Principal Amount	Market Value

High Tech Industries (continued)
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.500%, 06/20/2017	Ba3	$1,881,897	$1,879,544

			35,917,908

Hotels, Gaming and Leisure - 3.91%
Alpha Topco, Ltd. (Formula One), Senior Secured First Lien Facility B Term Loan, 5.750%, 04/28/2017	Ba3	1,105,556	1,118,916
CCM Merger, Inc., (aka MotorCity Casino), Senior Secured First Lien Term B Loan, 6.000%, 03/01/2017	B3	1,297,839	1,314,062
Kasima LLC (DCIP), Senior Secured First Lien Incremental Term Loan, 5.000%, 03/31/2017	Baa1	1,929,796	1,932,208
Mood Media Corp., Senior Secured First Lien Term Loan, 7.750%, 05/07/2018	Ba3	3,891,912	3,889,966
Peninsula Gaming LLC, Senior Secured First Lien Term Loan, L + 4.500%, 08/03/2017(b)	B1	1,315,789	1,338,000
Six Flags Theme Parks, Inc., Senior Secured Tranche B First Lien Term Loan, 4.250%, 12/20/2018	B1	2,000,000	2,013,920

			11,607,072

Media Advertising, Printing and Publishing - 2.73%
Cenveo Corp., Senior Secured First Lien Term B Facility Loan, 6.625%, 12/21/2016	Ba3	3,060,125	3,065,220
InfoGroup, Inc., Senior Secured First Lien Term B Loan, 5.750%, 05/28/2018	B1	1,691,298	1,522,168
Playboy Enterprises, Inc., Senior Secured First Lien Term B Loan, 8.250%, 03/06/2017	B2	1,661,934	1,678,553

	Moody’s Rating	Principal Amount	Market Value

Media Advertising, Printing and Publishing (continued)
RBS Holding Co. LLC, Senior Secured First Lien Term B Loan, 9.250%, 03/23/2017	B1	$2,962,500	$1,851,562

			8,117,503

Media Broadcasting and Subscription - 4.30%
Barrington Broadcast Group LLC, Senior Secured Tranche 2 First Lien Term Loan, 7.500%, 06/14/2017	B2	1,155,405	1,168,404
Entercom Radio LLC, Senior Secured First Lien Term B Loan, 6.250%, 11/23/2018	B2	1,624,112	1,645,429
FoxCo Acquisition Sub. LLC, Senior Secured First Lien Term Loan, L + 4.500%, 07/14/2017(b)	B1	1,162,791	1,173,325
Hubbard Radio LLC, Senior Secured First Lien Term Loan, 5.250%, 04/28/2017	Ba3	879,042	888,931
Hubbard Radio LLC, Senior Secured Second Lien Term Loan, 8.750%, 04/30/2018	Caa1	1,428,571	1,457,143
Kabel Deutschland Vertrib Und Service Gmbh & Co., Senior Secured First Lien Facility F Term Loan, 4.250%, 02/01/2019	Ba2	1,000,000	1,004,795
MCC Iowa, Inc., Senior Secured Tranche G First Lien Term Loan, 4.000%, 08/15/2020	B1	3,000,000	2,985,000
RCN Corp., Senior Secured First Lien Term B Loan, 5.250%, 08/26/2016	B1	635,406	637,887
Summit Entertainment LLC, Senior Secured First Lien Term Loan, 6.750%, 09/07/2016	B1	1,794,962	1,798,328

			12,759,242

	Moody’s Rating	Principal Amount	Market Value

Media Diversified and Production - 0.34%
Live Nation Worldwide, Inc. (aka SFX Entertainment), Senior Secured First Lien Term B Loan, 4.500%, 11/07/2016	Ba2	$1,004,982	$1,011,263

Retail - 12.32%
Academy, Ltd., Senior Secured First Lien Initial Term Loan, 6.000%, 08/03/2018	B2	3,473,750	3,492,352
Ascena Retail Group, Inc., Senior Secured Tranche B First Lien Term Loan, 4.750%, 06/14/2018	Ba2	1,342,788	1,354,538
BJ’s Wholesale Club, Inc., Senior Secured First Lien Term Loan, L + 4.500%, 09/26/2019(b)	B2	3,000,000	3,019,065
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 5.500%, 02/23/2017	B3	2,868,856	2,905,161
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Secured First Lien Term Loan, 4.750%, 03/07/2018	B1	4,034,242	4,031,357
Collective Brands Finance, Inc. (aka Payless ShoeSource), Senior Secured First Lien Term Loan, L + 6.000%, 01/01/2020(b)	B1	1,622,951	1,629,045
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 6.250%, 04/08/2019	B3	3,093,299	3,097,166
National Vision, Inc., Senior Seucred First Lien Term Loan, 7.000%, 08/10/2018	B1	1,197,000	1,213,459
Neiman Marcus Group, Inc., Senior Secured First Lien Extended Term Loan, 4.750%, 05/16/2018	B2	2,000,000	2,014,320
PC Intermediate Holdings (aka Party City), Senior Secured First Lien Term Loan, 5.750%, 07/23/2019	B2	1,068,892	1,084,257

	Moody’s Rating	Principal Amount	Market Value

Retail (continued)
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	B3	$4,912,500	$4,927,876
Sprouts Farmers Market Holdings LLC, Senior Secured First Lien Initial Term Loan, 6.000%, 04/18/2018	B2	2,218,719	2,213,172
The Gymboree Corp., Senior Secured First Lien Term Loan, 5.000%, 02/23/2018	B1	1,907,186	1,864,274
The Pantry, Inc., Senior Secured First Lien Term B Loan, 5.750%, 07/26/2019	B1	768,551	776,479
Toys “R” Us, Inc., Senior Secured First Lien Initial Term Loan, 6.000%, 09/01/2016	B1	2,940,000	2,938,177

			36,560,698

Services - Business - 13.47%
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 9.250%, 06/18/2018	Caa1	5,000,000	5,006,250
AlixPartners LLP, Senior Secured First Lien Initial Term B2 Loan, 6.500%, 06/28/2019	Ba3	2,992,500	3,039,886
Altegrity, Inc. (aka U.S. Investigation Services, Inc.), Senior Secured Tranche D First Lien Term Loan, 7.750%, 12/31/2014	B1	1,615,494	1,614,816
BarBri, Inc., Senior Secured First Lien Term Loan, 6.000%, 06/19/2017	B1	3,049,375	3,056,999
Epicor Software Corp., Senior Secured First Lien Term B Loan, 5.000%, 05/16/2018	Ba3	1,987,437	2,004,827
PGA Holdings, Inc., Senior Secured First Lien Term B Loan, 5.250%, 04/20/2018	B2	2,261,364	2,295,284

	Moody’s Rating	Principal Amount	Market Value

Services - Business (continued)
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	B2	$2,425,771	$2,405,310
Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term B-1 Loan, 5.000%, 12/31/2016	B2	2,261,099	2,268,142
Sedgwick Holdings, Inc., Senior Secured Second Lien Term Loan, 9.000%, 05/28/2017	B2	5,000,000	5,016,650
Sitel LLC (aka Clientlogic Corp.), Senior Secured First Lien Extended U.S. Term Loan, 7.208%, 01/30/2017	B1	3,500,000	3,298,750
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Delayed Draw Term Loan, 6.000%, 07/28/2017	Ba1	202,731	203,661
U.S. Security Associates Holdings, Inc., Senior Secured First Lien Term B Loan, 6.000%, 07/26/2017	Ba3	1,201,204	1,206,711
VCPH Holding Corp. (aka Wolverine Healthcare Analystics), Senior Secured Tranche B First Lien Term Loan, 6.750%, 06/06/2019	Ba3	3,634,726	3,672,218
Web.com Group, Inc., Senior Secured First Lien Term Loan, 7.000%, 10/27/2017	B1	1,898,333	1,917,326
West Corp., Senior Secured First Lien Term B-6 Loan, 5.750%, 06/02/2018	Ba3	2,926,000	2,968,061

			39,974,891

Services - Consumer - 0.49%
Monitronics International, Inc., Senior Secured First Lien Term Loan, 5.500%, 03/23/2018	B2	1,444,355	1,462,185

	Moody’s Rating	Principal Amount	Market Value

Telecommunications - 10.61%
Alaska Communications Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.500%, 10/21/2016	Ba3	$1,725,578	$1,581,060
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, 4.927%, 10/26/2017	B1	4,942,444	4,525,104
Crown Castle Operating Co., Senior Secured Tranche B First Lien Term Loan, 4.000%, 01/31/2019	Ba2	992,500	996,276
Digitalglobe, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/12/2018	Ba3	3,477,481	3,493,791
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 5.750%, 11/30/2016	B2	3,093,799	3,124,737
Greeneden U.S. Holdings II LLC, Senior Secured First Lien Term Loan, 6.750%, 01/31/2019	B2	1,029,310	1,045,265
Intelsat Jackson Holdings, Ltd., Senior Secured First Lien Tranche B Term Loan, 5.250%, 04/03/2018	B1	1,390,956	1,396,033
Intelsat Jackson Holdings, Ltd., Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 04/02/2018	B1	1,390,956	1,397,473
Sorenson Communications, Inc., Senior Secured First Lien Tranche C Term Loan, 6.000%, 08/16/2013	B1	3,042,514	3,024,456
Syniverse Holdings, Inc., (Buccaneer Merger Sub. Inc.), Senior Secured First Lien Term Loan, 5.000%, 04/23/2019	B1	2,992,500	3,007,463
TowerCo Finance LLC, Senior Secured First Lien New Term Loan, 5.750%, 01/28/2017	B1	551,600	552,979

	Moody’s Rating	Principal Amount	Market Value

Telecommunications (continued)
Verint Systems, Inc., Senior Secured First Lien Term Loan, 4.500%, 10/27/2017	B1	$1,623,288	$1,631,412
Wide Open West Finance LLC, Senior Secured First Lien Term Loan, 6.250%, 07/17/2018	B1	3,241,875	3,275,720
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 7.125%, 07/02/2019	B1	2,422,500	2,450,771

			31,502,540

Transportation Cargo - 1.37%
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured First Lien Initial Term Loan, 5.000%, 09/08/2017	B1	3,283,333	3,255,967
Ozburn-Hessey Holding Co. LLC, Senior Secured First Lien Term Loan, 8.250%, 04/08/2016	Ba3	837,447	803,949

			4,059,916

Transportation Consumer - 1.66%
Avis Budget Car Rental LLC, Senior Secured Tranche C First Lien Term Loan, 4.250%, 03/15/2019	Ba1	2,925,927	2,956,400
Hertz Corp., Senior Secured Tranche B First Lien Term Loan, 3.750%, 03/12/2018	Ba1	1,984,887	1,984,341

			4,940,741

Utilities, Oil and Gas - 1.33%
Energy Transfer Equity LP, Senior Secured First Lien Term Loan, 3.750%, 3/24/2017	Ba2	2,097,633	2,101,388

	Moody’s Rating	Principal Amount	Market Value

Utilities, Oil and Gas (continued)
Frac Tech International LLC, Senior Secured First Lien Term Loan, 8.500%, 05/06/2016	B2	$1,901,217	$1,837,393

			3,938,781

Wholesale - 0.37%
CDW Corp., Senior Secured First Lien Extended Term Loan, 4.000%, 07/15/2017	B2	1,101,794	1,088,941

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $387,334,458)			391,571,854

CORPORATE BONDS - 8.00%
Beverage, Food and Tobacco - 0.70%
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 02/15/2019	B3	2,000,000	2,067,500

Chemicals, Plastics and Rubber - 0.05%
Ineos Finance PLC, Senior Unsecured Bond, 7.500%, 05/01/2020(c)	B1	150,000	153,000

Consumer Goods Durable - 0.34%
Reynolds Group Holdings, Inc., Senior Unsecured Bond, 5.750%, 10/15/2020(c)	Ba2	1,000,000	1,001,250

Energy, Oil and Gas - 0.18%
Calumet Specialty Products Partners LP, Senior Unsecured Bond, 9.625%, 08/01/2020(c)	B3	250,000	270,625
Chaparral Energy, Inc., Senior Unsecured Bond, 7.625%, 11/15/2022(c)	B3	250,000	263,750

			534,375

	Moody’s Rating	Principal Amount	Market Value

Healthcare and Pharmaceuticals - 1.02%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	B3	$3,000,000	$3,037,500

High Tech Industries - 0.89%
Allen Systems Groups, Inc., Senior Secured Bond, 10.500%, 11/15/2016(c)	Caa2	3,983,000	2,628,780

Hotels, Gaming and Leisure - 0.35%
Carlson Wagonlit BV, Senior Unsecured Bond, 6.875%, 06/15/2019(c)	B1	1,000,000	1,055,000

Media Broadcasting and Subscription - 1.22%
Entercom Radio LLC, Senior Unsecured Bond, 10.500%, 12/01/2019	Caa1	1,300,000	1,423,500
National CineMedia LLC, Senior Unsecured Bond, 7.875%, 07/15/2021	B2	2,000,000	2,190,000

			3,613,500

Retail - 0.35%
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Unsecured Bond, 8.125%, 03/01/2019	Caa1	1,000,000	1,052,500

Services - Consumer - 0.35%
Monitronics International, Inc., Senior Unsecured Bond, 9.125%, 04/01/2020	Caa1	1,000,000	1,045,000

Telecommunications - 2.55%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	B1	5,000,000	5,400,000

	Moody’s Rating	Principal Amount	Market Value

Telecommunications (continued)
Intelsat Jackson Holdings, Ltd., SA, Senior Unsecured Bond, 7.250%, 10/15/2020(c)	B3	$2,000,000	$2,160,000

			7,560,000

TOTAL CORPORATE BONDS
(Cost $23,977,412)			23,748,405

Total Investments - 139.91%
(Cost $411,311,870)			415,320,259

Assets in Excess of Other Liabilities - 8.64%			25,644,335

Term Preferred Shares - (16.21)%*
(plus distributions payable on term preferred shares)			(48,110,433)

Senior Secured Notes - (32.34)%			(96,000,000)

Net Assets - 100.00%			$296,854,161

Amounts above are shown as a percentage of net assets as of September 30, 2012.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.
(b)

All or a portion of this position has not settled as of September 30, 2012. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $7,532,405, which represents approximately 2.54% of net assets as of September 30, 2012.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Notes to Quarterly Portfolio of Investments

September 30, 2012 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a non-diversified, closed-end management investment company. The Fund was organized in Delaware on March 4, 2010. The Fund was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. The Fund commenced operations on May 26, 2010. Prior to that, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. The Fund’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of the BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to the Fund’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the Fund’s assets will be invested in senior secured, floating rate loans (“Senior Loans” together with second lien secured loans and unsecured loans, “Loans”).

BSL is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BSL may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BSL’s net asset value (“NAV”) will be determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund’s investments carried at value:

Investments in Securities at Value^	Level 1 - Unadjusted Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests Beverage, Food and Tobacco	$ -	$5,904,157	$4,052,099	$9,956,256
Capital Equipment	-	5,542,782	1,885,951	7,428,733
Consumer Goods Durable	-	9,464,611	4,878,446	14,343,057
Containers, Packaging and Glass	-	2,665,834	5,364,938	8,030,772
Healthcare and Pharmaceuticals	-	48,781,715	5,592,031	54,373,746
High Tech Industries	-	20,638,210	15,279,698	35,917,908
Hotels, Gaming and Leisure	-	8,360,802	3,246,270	11,607,072
Media Advertising, Printing and Publishing	-	4,587,388	3,530,115	8,117,503
Media Broadcasting and Subscription	-	7,428,168	5,331,074	12,759,242
Services – Business	-	31,323,858	8,651,033	39,974,891
Telecommunications	-	28,377,803	3,124,737	31,502,540
Transportation Cargo	-	3,255,967	803,949	4,059,916
Other	-	153,500,218	-	153,500,218
Corporate Bonds	-	23,748,405	-	23,748,405
Total	$ -	$353,579,918	$61,740,341	$415,320,259

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value^	Balance as of 12/31/11	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases	Net sales proceeds	Transfer in and/or (out) of Level 3	Balance as of 9/30/12	Net change in unrealized appreciation/ depreciation attributable to Level 3 investments still held at 9/30/12
Floating Rate Loan Interests	$15,324,615	$125,694	$(421,970)	$17,801,063	$(8,699,307)	$37,610,246	$61,740,341	$677,849
Total	$15,324,615	$125,694	$(421,970)	$17,801,063	$(8,699,307)	$37,610,246	$61,740,341	$677,849

There were no transfers between Level 1 and 2 during the period. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

^For detailed descriptions of classifications, see the accompanying Portfolio of Investments.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis.

NOTE 3. SENIOR FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BSL’s accrued liabilities (other than liabilities Incurred for any leverage). At September 30, 2012, 83.27% of BSL’s Managed Assets were held in Senior Loans.

Senior Loans hold a senior position in the capital structure of a business entity, are typically secured with specific collateral and typically have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and collateral securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At September 30, 2012, BSL had invested $24,457,104 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the risk and valuation committee of the Adviser. The factors considered by the committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if it acquires a Loan through participation, will elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BSL must acquire a Loan through a participation. The Adviser has established a risk and valuation committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution.

NOTE 4. UNREALIZED APPRECIATION/ (DEPRECIATION)

On September 30, 2012, based on cost of $411,311,870 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,614,502 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,606,113, resulting in net unrealized appreciation of $4,008,389.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2012

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	November 29, 2012

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2012